Schedule of Fair Value Assumptions and Valuation (Details)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 17, 2024 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected draws (in thousands)	$ 5,000	$ 5,000	$ 5,850
Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	0.54	1.36	1.23
Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	160.0	132.5	111.9
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	4.0	4.2	4.7
P I P E Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	0.54	1.36
P I P E Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	10.00	10.00
P I P E Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	77.6	48.3
P I P E Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	3.9	4.3
P I P E Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input
P I P E Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected term (in years)	3 years 7 months 6 days	3 years 10 months 24 days
Business Combination Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	0.54	1.36
Business Combination Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	11.50	11.50
Business Combination Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	77.6	48.3
Business Combination Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input	3.9	4.3
Business Combination Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants measurement input
Business Combination Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected term (in years)	3 years 8 months 12 days	3 years 10 months 24 days